DESCRIPTION OF THE PLAN - Forfeitures, Notes Receivable from Participants (Details) - Reliance, Inc. Master 401(k) Plan - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
DESCRIPTION OF THE PLAN
Amount of forfeited nonvested contributions during the period	$ 2,170,563
Amount of forfeited nonvested contributions used to offset employer contributions	2,166,782
Forfeited non-vested contributions	285,444	$ 256,433
Note receivable, maximum borrowing amount	$ 50,000
Note receivable, maximum borrowing percentage of account balance (as a percent)	50.00%
General purpose loan, maximum repayment term	5 years
Primary residence loan, maximum repayment term	10 years
Minimum
DESCRIPTION OF THE PLAN
Loan interest rate (as a percent)	3.25%
Maximum
DESCRIPTION OF THE PLAN
Loan interest rate (as a percent)	10.50%